DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Operating results for the discontinued business are presented in the following tables:

For The Six Months Ended
June 30, 2015
Net revenue	$-

Cost of goods sold	-
Selling, general, and administrative expenses	(54,589)
Loss before income taxes	(54,589)

Income taxes	-

Net loss	$(54,589)

Net assets of discontinued operations as of June 30, 2015 were as follows:

Net assets:
As of June 30, 2015
Cash & cash equivalents	$4,220
Accounts receivable, net	243
Other current assets	11,248
Current assets	$15,711
Accounts payable	170
Accrued expenses	404
Due to related parties	80,369
Current liabilities	$80,943

Operating results for the discontinued business are presented in the following tables:

For The Year Ended
December 31, 2014
Net revenue	$-
Cost of goods sold	-
Selling, general, and administrative expenses	(8,604)
Loss before income taxes	(8,604)
Income taxes	-
Net loss	$(8,604)

Net assets of discontinued operations as of December 31, 2014 were as follows:

As of December 31, 2014
Cash & cash equivalents	$4,123
Accounts receivable, net	237
Advance to suppliers	53,864
Other current assets	10,992
Current assets	$69,216
Accounts payable	166
Accrued expenses	394
Due to related parties	78,538
Current liabilities	$79,098